Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Beginning balance		$ (1,484,749)	$ (59,770)
Additions		(4,614,714)	(5,352,404)
Amortization		6,099,463	3,927,425
Ending balance			(1,484,749)
VMCO [Member]
Beginning balance		(481,390)	(12,031)
Additions		(1,936,191)	(1,409,797)
Amortization		2,417,581	940,438
Ending balance			(481,390)
ASID [Member]
Beginning balance		(1,003,359)	(47,739)
Additions		(2,678,523)	(3,942,607)
Amortization		3,681,882	2,986,987
Ending balance			$ (1,003,359)